Post employment benefits - Fair value of assets and present value of liabilities of schemes (Details) - Pension plans - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Post employment benefits
Balance at beginning of the period	€ (410)	€ (594)
Service cost	(47)	(36)
Interest income/(cost)	(10)	(8)
Return on plan assets excluding interest income	269	(37)
Actuarial gains arising from demographic assumptions	5	(46)
Actuarial gains (losses) arising from changes in financial assumptions	(253)	(12)
Actuarial gain (losses) arising from experience adjustments	12	1
Employer cash contributions	27	301
Exchange rate movements		10
Other movements	(50)	11
Balance at end of the period	(457)	(410)
Assets.
Post employment benefits
Balance at beginning of the period	6,697	6,709
Interest income/(cost)	167	167
Return on plan assets excluding interest income	269	(37)
Employer cash contributions	27	301
Member cash contributions	9	8
Benefits paid	(280)	(289)
Exchange rate movements	87	(156)
Other movements	(2)	(6)
Balance at end of the period	6,974	6,697
Liabilities.
Post employment benefits
Balance at beginning of the period	(7,107)	(7,303)
Service cost	(47)	(36)
Interest income/(cost)	(177)	(175)
Actuarial gains arising from demographic assumptions	5	(46)
Actuarial gains (losses) arising from changes in financial assumptions	(253)	(12)
Actuarial gain (losses) arising from experience adjustments	12	1
Member cash contributions	(9)	(8)
Benefits paid	280	289
Exchange rate movements	(87)	166
Other movements	(48)	17
Balance at end of the period	€ (7,431)	€ (7,107)